NET REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue
Net revenues	¥ 2,077,157	$ 284,569	¥ 1,876,989	¥ 1,202,670
Revenue from LiDAR products
Disaggregation of Revenue
Net revenues	1,946,775		1,735,254	1,122,237
Other product revenues
Disaggregation of Revenue
Net revenues	19,259		29,636	29,630
Engineering design, development and validation service and solution revenue
Disaggregation of Revenue
Net revenues	100,290		100,493	43,101
Other service revenues
Disaggregation of Revenue
Net revenues	¥ 10,833		¥ 11,606	¥ 7,702